DEFERRED TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Disclosure of deferred taxation

	US Dollars
Figures in millions	2023	2022	2021
		Restated (1)	Restated (1)

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets (owned)	630	536	442
Right of use assets	45	52	53
Inventories	26	19	13
Other	25	14	22
	726	621	530
Assets
Provisions	207	187	141
Lease liabilities	50	57	56
Tax losses	110	91	23
Other	14	9	4
	381	344	224
Net deferred taxation liability	345	277	306
Included in the statement of financial position as follows:
Deferred tax assets	50	23	7
Deferred tax liabilities	395	300	313
Net deferred taxation liability	345	277	306

(1)The 2022 comparative period has been retrospectively restated. The restatement has resulted in an increase in taxable temporary differences on tangible assets of $106m and on other of $1m, and an increase in deductible temporary differences on provisions of $56m and on tax losses of $2m. Refer to note 1.3.